Initial Public Offering - Additional Information (Detail) - $ / shares		1 Months Ended	5 Months Ended	6 Months Ended
	Oct. 20, 2020	Oct. 20, 2020	Dec. 31, 2020	Jun. 30, 2021
Initial Public Offering Details [Line Items]
Sale of stock price per unit	$ 10.00	$ 10.00	$ 11.50	$ 11.50
Public warrant description			Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per whole share (see Note 9).	Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per whole share (see Note 8).
Initial Public Offering [Member]
Initial Public Offering Details [Line Items]
Sale of units (in Shares)			30,000,000	30,000,000
Sale of stock price per unit			$ 10.00	$ 10.00
Over-Allotment Option [Member]
Initial Public Offering Details [Line Items]
Sale of units (in Shares)	2,000,000	2,000,000
Sale of stock price per unit	$ 10.00	$ 10.00